Stock Based Compensation (Weighted-Average Assumptions For Fair Value Of Employee Options Granted) (Detail)	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Risk-free interest rate	0.55%
Expected volatility	79.00%
Expected life (in years)	4 years 8 months 23 days